Earnings per Share - Additional Information (Detail)	1 Months Ended
	Dec. 31, 2011	Mar. 30, 2011	Mar. 11, 2011
Earnings Per Share Disclosure [Line Items]
Common shares issued	7,200,000	145,000,000	50,000
Common shares issued, stock split		5,000,000